EVENTS AFTER THE REPORTING DATE	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
EVENTS AFTER THE REPORTING DATE

14.	EVENTS AFTER THE REPORTING DATE

Liquidation of Subsidiary

On October 20, 2022, the board of directors of Codere Online Luxembourg, S.A. approved the liquidation of its Malta operating entity named Codere Online Operator LTD and of its Malta supporting entity named Codere Online Management Services LTD. The liquidation is expected to be completed on or before December 31, 2023, subject to customary closing conditions. Codere Online voluntarily surrendered its B2C license effective as of October 29, 2023 as it does not currently offer (and never has offered) online casino and sports betting to customers located in Malta. Effective as of February 8, 2023, Codere Online voluntarily surrendered its B2B license which authorized the provision of B2B gaming services in Malta.

The liquidation represents a significant event for Codere Online Luxembourg, S.A. This liquidation is not expected to have any significant financial impact in the financial statements for the period in which the liquidation occurs.

Auditors

On October 23, 2023, Ernst & Young, S.L. (“EY”) notified the Audit Committee of the Board of Directors (the “Audit Committee”) of Codere Online of its decision to decline to stand for re-election or re-appointment as the Company’s independent registered public accounting firm for the purpose of auditing the Company’s financial statements for the year ending December 31, 2023. This decision stemmed from EY’s decision not to renew as the independent auditor for Codere New Topco S.A. and its consolidated subsidiaries, which includes Codere Online.

The Audit Committee of Codere Online is currently seeking to appoint a new independent registered public accounting firm to act as independent auditor for Codere Online.

There were no additional events subsequent to the closing date which could have a significant effect on Codere Online’s Unaudited Interim Condensed Consolidated Financial Statements.